UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23630

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Cliffwater Enhanced Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Stephen Nesbitt
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.       Report to Shareholders

(a)         The semi-annual report of the registrant for the period ended September 30, 2024 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER ENHANCED LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2024

(Unaudited)

Cliffwater Enhanced Lending Fund
Table of Contents For the Period Ended September 30, 2024 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2024 (Unaudited)

To our shareholders:

The Cliffwater Enhanced Lending Fund (“the Fund”) recently completed its first three and one-quarter years of operation, and we want to thank you for the trust you have placed in us.

Performance has been consistently strong relative to the Fund’s objective. The Cliffwater Enhanced Lending Fund produced a net 12.99% annualized return from its July 1, 2021 inception, through September 30, 2024. This compares to a 6.31% annualized return for the Morningstar LSTA Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.14% for the same period.

The Fund experienced strong investor inflows over the last year, with net assets growing from $2.2 billion on September 30, 2023, to $4.0 billion on September 30, 2024. This asset growth has been supported by significant investment in personnel and technology to grow our platform, and the onboarding of additional strategic lending partners to access high quality private debt. Factors materially affecting the Fund’s performance during the most recently completed six months include a high current cash yield and capital appreciation in the Fund’s investment holdings.

We remain confident in the Fund’s continued performance despite the uncertain economic environment brought on by inflation and elevated interest rates. We believe that, during the past year, the Fund’s 11.0% distribution rate remained attractive and the floating-rate nature of most of our loans helped mitigate interest rate risk.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt

Chief Investment Officer

Cliffwater LLC

Cliffwater Enhanced Lending Fund
Letter to Shareholders September 30, 2024 (Unaudited) (Continued)

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 78.0%
Investment Partnerships — 62.0%
AG Asset Based Credit Fund L.P.						USD	N/A	$94,600,000	$104,471,063	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	8,323,512	9,877,417	[1,2,3]
Ares Commercial Finance, LP						USD	N/A	28,535,713	35,475,808	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	2,772,087	3,042,058	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	34,225,000	35,579,481	[1,2,3]
Ares Private Credit Solutions (Cayman), L.P.						USD	N/A	12,892,276	17,290,609	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	20,223,718	23,333,396	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	7,597,632	7,541,355	[1,2,3]
Atalaya A4 (Cayman), LP						USD	N/A	31,762,323	29,993,321	[1,2,3]
Atalaya Asset Income Fund Evergreen, LP						USD	N/A	9,279,956	8,330,992	[1,2,3]
Axonic Private Credit Fund I, LP						USD	N/A	5,235,849	5,645,575	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	14,551,731	23,043,067	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,691,695	13,364,532	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	4,946,229	8,089,442	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	35,312,305	48,141,965	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	40,920,485	52,480,892	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	2,941,336	3,576,087	[1,2,3]
Blue Owl Real Estate Fund VI						USD	N/A	5,407,590	5,434,819	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	68,123,132	74,499,789	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	5,223,639	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,664,139	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,677,942	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)						USD	N/A	30,679,130	29,575,339	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	92,497,110	106,865,475	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Burford Advantage Feeder Fund A, LP						USD	N/A	$9,645,203	$11,203,403	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	81,144,382	77,264,222	[1,2,3]
Carlyle Credit Opportunities Fund (Parallel) II, SCSp						USD	N/A	8,931,608	8,702,305	[1,2,3]
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	4,901,836	5,174,566	[1,2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	15,223,917	17,788,982	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	2,985,075	2,985,075	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	48,393,420	60,439,093	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	7,696,179	7,629,974	[1,2,3]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	11,850,897	12,888,904	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	46,886,436	50,990,535	[1,2,3]
Dawson Evergreen 1 LP						USD	244,048	250,000,000	269,000,000	[1,2,3]
Everberg Capital Partners II, L.P.						USD	N/A	13,802,884	14,657,562	[1,2,3]
EVP II LP						USD	N/A	20,173,893	28,304,527	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	14,704,689	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	37,781,990	57,255,419	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	13,481,382	15,434,366	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	43,616,518	50,420,082	[1,2,3]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	144,718,723	151,199,537	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	28,021,925	31,726,739	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	23,408,217	28,586,033	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	21,948,127	22,997,968	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	7,048,421	11,149,212	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	88,698,630	97,624,488	[1,2,3]
Linden Structured Capital Fund-A, LP						USD	N/A	18,960,115	25,407,190	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	14,173,657	20,408,823	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	$22,417,675	$24,818,116	[1,2,3]
NWEOF Feeder Fund II LP						EUR	N/A	24,063,042	28,749,218	[1,2,3,4]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	17,453,733	16,787,173	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	34,101,227	32,381,658	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	32,641,440	33,251,872	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,142,384	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,291,675	17,727,073	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	14,183,150	16,304,046	[1,2,3]
Raven Evergreen Credit Fund II, LP						USD	N/A	53,240,418	65,254,766	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	6,128,808	6,133,850	[1,2,3]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	32,200,401	29,739,740	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	3,897,922	4,177,813	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	40,764,318	49,001,765	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	11,922,291	14,530,814	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	2,627,267	4,300,650	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,041	4,596,602	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,416,710	553,673	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,217,675	[1,2,3]
Tinicum L.P.						USD	N/A	8,252,628	11,658,195	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	4,404,905	5,927,833	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	10,767,415	11,607,875	[1,2,3]
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.						USD	N/A	77,560,933	78,240,658	[1,2,3]
VPC COV, L.P.						USD	N/A	1,000,000	1,311,288	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	118,593,600	134,322,312	[1,2,3]
Waccamaw River LLC						USD	N/A	12,333,662	6,121,190	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	50,000,000	52,631,865	[1,2,3]
								2,208,477,326	2,460,652,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies — 1.6%
Blue Owl Technology Finance Corp.						USD	683,646	$10,332,953	$11,764,320	[1,2,3]
Blue Owl Technology Finance Corp. II						USD	637,626	9,418,041	10,234,773	[1,2,3]
Franklin BSP Capital Corp						USD	110,635	1,684,852	1,614,662	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	27,089,463	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	11,291,082	11,579,239	[1,2,3]
								61,001,928	62,282,457
Private Collateralized Fund Obligations — 0.5%
Archer 2023 Finance, LLC, Class B		13.30% 4.00% PIK	SOFR	800	12/28/2035	USD	33,199,967	17,849,944	18,203,309	[1,5,6,8,12]
Archer 2023 Finance, LLC, Class B		13.04% 4.00% PIK	SOFR	800	12/28/2035	USD	2,341,515	2,319,549	2,344,324	[1,5,6,12]
								20,169,493	20,547,633
Private Collateralized Loan Obligations — 2.6%
Guggenheim MM-C CLO		14.72%			7/25/2035	USD	N/A	90,202,500	102,959,560	[1,2,3,9,10]

Private Equity — 0.0%
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	238,877	998,160	[1,6]
Stellus Private BDC Advisor, LLC						USD	N/A	—	886,739	[1,6]
								238,877	1,884,899
Special Purpose Vehicle for Common and Preferred Equity — 2.2%
Boost Co-Invest LP						USD	N/A	6,770,389	7,622,734	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,827,895	3,451,984	[1,2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	43,644,312	58,882,642	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,203,288	19,097,571	[1,2,3]
								67,445,884	89,054,931
Special Purpose Vehicle for Common Equity — 1.0%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	4,708,138	5,432,462	[1,2,3]
KWOL Co-Invest, LP						USD	N/A	2,500,000	2,589,794	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	23,863,577	31,903,062	[1,2,3]
								31,071,715	39,925,318
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Preferred Equity — 1.8%
CCOF Alera Aggregator, L.P.						USD	N/A	$4,856,250	$6,103,817	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	3,908,444	5,057,111	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	2,970,297	3,692,276	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	10,049,000	11,165,089	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	6,473,263	9,165,871	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,406,208	13,570,033	[1,2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	1,380,844	1,602,304	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	16,462,337	19,751,531	[1,2,3]
								57,506,643	70,108,032
Special Purpose Vehicle for Real Estate Loans — 2.0%
BP Holdings Maize LLC						USD	N/A	39,712,820	40,508,119	[1,6,11]
BP Holdings RHO LLC						USD	N/A	9,170,590	11,217,973	[1,6,11]
BP Holdings Tau, LLC						USD	N/A	2,024,626	1,893,890	[1,6,11]
BP Holdings Zeta LP — Class A						USD	N/A	8,609,327	9,062,480	[1,6,11]
BP Holdings Zeta LP — Class B						USD	N/A	1,410,673	1,526,113	[1,6,11]
SB DOF Speedway, LLC						USD	N/A	8,010,963	9,495,186	[1,6]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	6,386,754	6,521,930	[1,2,3]
								75,325,753	80,225,691
Special Purpose Vehicle for Senior Secured Loans — 4.2%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,462,221	5,741,739	[1,2,3,4]
Crestline Nevermore Holdco, L.P.						USD	N/A	9,576,474	9,638,392	[1,2,3,11]
CW Credit Opportunity 2 LP						USD	N/A	6,706,956	6,849,555	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	15,750,000	15,995,739	[1,2,3]
Gramercy PG Holdings, LP (Common Interests)						USD	N/A	9,877,594	12,056,693	[1,2,3]
Gramercy PG Holdings, LP (Preferred Interests)						USD	N/A	5,450,422	5,720,969	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	7,574,933	7,534,361	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Senior Secured Loans (Continued)
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	$91,724,698	$89,422,365	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,345,957	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	7,954,322	7,784,629	[1,2,3]
								164,054,837	165,090,399
Special Purpose Vehicle for Subordinated Debt — 0.1%
Milano Co-Invest, L.P.						USD	N/A	3,985,441	4,104,290	[1,2,3]

Total Private Investment Vehicles								2,779,480,397	3,096,835,210

Senior Secured Loans — 13.3%
Consumer Discretionary — 0.9%
Gateway Casinos & Entertainment Limited	First Lien Term Loan	13.43%	SOFR	800	10/22/2027	USD	$971,290	941,515	985,859	[1,12]
Harbor Purchaser, Inc.	Second Lien Term Loan	13.35%	SOFR	850	4/7/2030	USD	3,000,000	2,954,579	3,000,000	[1,6,11,12]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.95%	SOFR	800	4/7/2028	USD	4,950,000	4,794,715	4,909,378	[1,6,12]
Hudson’s Bay Company	First Lien Term Loan	13.20%	SOFR	850	9/30/2026	USD	4,254,860	4,154,647	4,212,059	[1,6,11,12]
KCP Acquisitions, Inc.	First Lien Term Loan	13.92%	SOFR	857	3/16/2027	USD	5,655,731	5,676,185	5,712,288	[1,6,11,12]
Keller Postman, LLC	First Lien Term Loan	17.39% PIK	SOFR	1200	9/15/2028	USD	12,121,212	12,000,000	12,169,697	[1,5,6,12]
NKD Group GmbH	First Lien Term Loan	11.35%	EURIBOR	800	3/23/2026	EUR	1,730,769	1,805,218	1,926,502	[1,4,6,12]
Penney Borrower LLC	First Lien Term Loan	11.44%	SOFR	650	12/16/2026	USD	3,937,500	3,914,482	3,916,566	[1,6,11,12]
								36,241,341	36,832,349
Consumer Staples — 0.5%
Baxters North America Holdings, Inc.	First Lien Term Loan	12.31% 2.00% PIK	SOFR	725	5/31/2028	USD	6,413,828	6,285,659	6,313,076	[1,5,6,12]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.78%	SOFR	950	10/26/2028	USD	12,466,823	12,152,860	12,221,105	[1,6,12]
								18,438,519	18,534,181
Energy — 0.4%
Knight Energy Services LLC	First Lien Term Loan	12.34%	SOFR	750	6/1/2028	USD	1,395,092	1,377,005	1,395,092	[1,6,12]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.33%	SOFR	900	12/31/2025	USD	12,774,788	12,710,914	12,774,788	[1,6,11,12]
								14,087,919	14,169,880

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Financials — 1.7%
Clearco SPV V US LP	First Lien Term Loan	16.20%	SOFR	1100	4/3/2027	USD	$15,000,000	$8,991,727	$9,113,100	[1,6,8,12]
Crestview III	First Lien Term Loan	11.00%	SOFR	575	5/24/2028	USD	16,576,891	16,345,570	16,347,980	[1,6,11,12]
Crestview III	Delayed Draw	11.00%	SOFR	575	5/24/2028	USD	33,333,333	8,875,857	8,873,032	[1,6,8,11,12]
Foundation Risk Partners, Corp.	Delayed Draw	9.85%	SOFR	525	10/29/2028	USD	1,261,818	1,221,020	1,261,818	[1,6,12]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.85%	SOFR	525	10/29/2028	USD	2,700,000	2,629,859	2,700,000	[1,6,12]
Kensington Private Equity Fund	Delayed Draw	12.10% PIK	SOFR		3/28/2026	USD	3,200,000	1,888,044	1,902,029	[1,5,6,8,11,12]
Kensington Private Equity Fund	Second Lien Term Loan	12.10% PIK	SOFR		3/28/2026	USD	3,200,000	3,173,610	3,182,029	[1,5,6,11,12]
LP-PWP Credit Card ABS, LLC	Revolver	1.00%			6/1/2028	USD	2,054,902	—	—	[1,6,7]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	12.40%	SOFR	774	6/1/2028	USD	15,302,539	16,010,469	16,012,616	[1,6,12]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	809,927	809,927	809,927	[1,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	5,301,973	5,167,010	5,527,307	[1,5,6]
								65,113,093	65,729,838
Health Care — 3.4%
Alcami Corporation	Delayed Draw	12.21%	SOFR	700	12/21/2028	USD	276,606	267,780	279,400	[1,6,12]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	508,806	(14,158)	—	[1,6,7]
Alcami Corporation	First Lien Term Loan	12.21%	SOFR	700	12/21/2028	USD	3,758,806	3,655,621	3,796,770	[1,6,12]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	(81,311)	(35,493)[1,6,7]
Artivion, Inc.	First Lien Term Loan	11.78%	SOFR	650	1/18/2030	USD	6,551,724	6,401,176	6,415,995	[1,6,12]
Bausch Receivables Funding LP	Revolver	11.98%	SOFR	665	1/28/2028	USD	7,666,667	3,855,205	3,976,196	[1,6,8,11,12]
Confluent Health, LLC	First Lien Term Loan	12.35%	SOFR	750	11/30/2028	USD	2,821,288	2,659,217	2,746,772	[1,6,12]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(10,370)	(1,419)[1,6,7]
Exactcare Parent, Inc.	First Lien Term Loan	10.73%	SOFR	550	11/3/2029	USD	4,047,234	3,938,025	4,034,263	[1,6,12]
Hanger, Inc.	Delayed Draw	11.17%	SOFR	625	10/3/2028	USD	1,236,310	1,213,314	1,204,656	[1,6,12]
Hanger, Inc.	First Lien Term Loan	11.21%	SOFR	625	10/3/2028	USD	2,244,940	2,208,118	2,193,030	[1,6,12]
Hanger, Inc.	Delayed Draw	1.00%			10/3/2029	USD	547,619	(4,833)	(8,977)[1,6,7]
Hanger, Inc.	Second Lien Term Loan	14.71%	SOFR	975	10/3/2029	USD	952,381	935,746	930,524	[1,6,12]
Helium Acquirer Corporation	Delayed Draw	11.70%	SOFR	700	1/5/2029	USD	579,050	562,919	574,878	[1,6,12]
Helium Acquirer Corporation	Revolver	11.70%	SOFR	700	1/5/2029	USD	293,190	29,319	27,206	[1,6,8,12]
Helium Acquirer Corporation	First Lien Term Loan	11.70%	SOFR	700	1/5/2029	USD	1,905,559	1,860,732	1,891,827	[1,6,12]
Helium Acquirer Corporation	Delayed Draw	11.70%	SOFR	700	1/5/2029	USD	1,165,831	1,139,632	1,157,430	[1,6,12]
Helium Acquirer Corporation	First Lien Term Loan	11.20%	SOFR	650	1/5/2029	USD	257,362	250,074	249,520	[1,6,12]
Honor Technology, Inc.	First Lien Term Loan	9.59% 2.5% PIK	SOFR	550	5/24/2029	USD	15,033,333	14,916,735	14,905,550	[1,5,6,11,12]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
KWOL Acquisition, Inc.	Revolver	11.11%	SOFR	625	12/12/2029	USD	$448,296	$46,263	$56,037	[1,6,8,12]
KWOL Acquisition, Inc.	First Lien Term Loan	11.51%	SOFR	625	12/12/2029	USD	3,293,449	3,218,851	3,211,865	[1,6,12]
Nader Upside 2 Sarl	First Lien Term Loan	13.60% PIK	EURIBOR		3/13/2028	EUR	4,685,610	4,978,358	5,075,636	[1,4,5,6,12]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	15.75%	SOFR	1100	9/11/2026	USD	14,808,763	14,492,424	13,283,554	[1,6,12]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	20.00%			9/11/2026	USD	870,685	870,685	870,297	[1,6]
Orthodontic Partners, LLC	Delayed Draw	11.98%	SOFR	650	10/12/2027	USD	3,524,969	3,470,350	3,560,219	[1,6,12]
Orthodontic Partners, LLC	First Lien Term Loan	11.78%	SOFR	650	10/12/2027	USD	2,393,955	2,359,673	2,410,952	[1,6,12]
Prolacta Bioscience, Inc.	First Lien Term Loan	10.18%	SOFR	543	12/21/2029	USD	6,458,333	6,372,281	6,359,466	[1,6,11,12]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.75%	SOFR	900	12/21/2029	USD	2,083,333	2,055,276	2,051,441	[1,6,11,12]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,709)	—	[1,6,7]
TerSera Therapeutics, LLC	First Lien Term Loan	10.35%	SOFR	575	4/4/2029	USD	2,751,283	2,684,308	2,751,283	[1,6,12]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	595,000	(7,435)	(10,239)[1,6,7]
United Digestive MSO Parent, LLC	Revolver	11.70%	SOFR	650	3/30/2029	USD	297,500	111,565	113,880	[1,6,8,12]
United Digestive MSO Parent, LLC	First Lien Term Loan	11.25%	SOFR	650	3/30/2029	USD	2,231,750	2,177,134	2,193,344	[1,6,12]
Vardiman Black Holdings, LLC	First Lien Term Loan	5.00% 6.94% PIK	SOFR		3/18/2027	USD	3,777,115	3,696,655	3,751,522	[1,5,6,8,12]
Vardiman Black Holdings, LLC	Delayed Draw	1.00%			3/29/2026	USD	75,425	(1,703)	(2,241)[1,6,7]
Vardiman Black Holdings, LLC	Delayed Draw	5.00% 6.94% PIK	SOFR		3/29/2026	USD	374,695	363,693	361,023	[1,5,6,8,12]
Webster Equity Partners	Delayed Draw	8.09%, 7.35% PIK	SOFR	350	5/7/2034	USD	25,602,754	19,793,506	19,795,521	[1,5,6,8,12]
Whitehawk Healthcare	Delayed Draw	14.59%	SOFR	1000	12/31/2024	USD	7,499,548	7,390,294	7,499,548	[1,6,11,12]
Whitehawk Healthcare	First Lien Term Loan	16.18%	SOFR	1000	12/31/2027	USD	12,582,008	12,327,911	12,833,649	[1,6,11,12]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.55%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,638,819	[1,6,11,12]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.55%	SOFR	695	3/5/2029	USD	3,333,333	3,303,498	3,277,637	[1,6,11,12]
								135,057,380	135,421,341
Industrials — 2.3%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	2,199,550	2,071,234	2,011,995	[1,5,6,8]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK			10/24/2029	USD	1,069,627	1,016,700	987,891	[1,5,6,8]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	468,750	(10,745)	(7,226)[1,6,7]
Cobham Holdings, Inc.	First Lien Term Loan	10.10%	SOFR	675	1/9/2030	USD	4,474,609	4,364,320	4,405,630	[1,6,12]
DMT Solutions Global Corporation	First Lien Term Loan	12.74%	SOFR	800	8/30/2027	USD	7,515,294	7,339,284	7,363,453	[1,6,12]
FB FLL Aviation LLC	First Lien Term Loan	11.85%	SOFR	700	7/19/2028	USD	12,600,000	8,859,891	9,000,000	[1,6,8,12]
Fenix Topco, LLC	First Lien Term Loan	11.11%	SOFR	650	3/28/2029	USD	2,740,550	2,678,904	2,678,311	[1,6,12]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	1,062,537	(25,232)	(24,131)[1,6,7]
Fenix Topco, LLC	Delayed Draw	11.11%	SOFR	650	3/28/2029	USD	164,351	160,545	160,618	[1,6,12]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Industrials (Continued)
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.95%	ARR CSA	700	3/31/2030	USD	$5,675,461	$5,552,735	$5,760,593	[1,6,12]
iCIMS, Inc.	First Lien Term Loan	12.17%	SOFR	725	8/18/2028	USD	7,000,000	6,908,374	6,949,557	[1,6,12]
P20 Parent, Inc.	First Lien Term Loan	12.10%	SOFR	750	7/12/2028	USD	4,912,500	4,841,898	4,798,968	[1,6,12]
Panda Acquisition LLC	First Lien Term Loan	12.20%	SOFR	750	10/18/2028	USD	3,850,000	3,249,796	3,387,463	[1,6,12]
Penn TRGRP Holdings	Revolver	0.50%			9/29/2030	USD	769,167	(14,276)	(11,313)[1,6,7]
Penn TRGRP Holdings	First Lien Term Loan	7.08% 6.00% PIK	SOFR	175	9/29/2030	USD	5,151,971	5,060,936	5,076,194	[1,5,6,12]
Starlight Inventory I, LLC	First Lien Term Loan	14.25%	SOFR	1000	9/24/2024	USD	15,000,000	15,087,041	15,000,000	[1,6,11,12]
TecoStar Holdings, Inc.	First Lien Term Loan	9.30% 4.50% PIK	SOFR	400	7/7/2029	USD	5,982,451	5,859,465	6,050,134	[1,5,6,12]
The Arcticom Group, LLC	Delayed Draw	8.35% 4.00% PIK	SOFR	350	12/22/2027	USD	3,964,044	3,861,490	3,906,192	[1,5,6,12]
The Arcticom Group, LLC	Delayed Draw	8.35% 4.00% PIK	SOFR	350	12/22/2027	USD	152,989	148,797	150,756	[1,5,6,12]
The Arcticom Group, LLC	First Lien Term Loan	8.35% 4.00% PIK	SOFR	350	12/22/2027	USD	652,856	638,398	645,722	[1,5,6,12]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	265,590	(3,795)	(3,876)[1,6,7]
The Arcticom Group, LLC	First Lien Term Loan	8.35% 4.00% PIK	SOFR	350	12/22/2027	USD	951,908	938,224	941,506	[1,5,6,12]
West Side Holdco LLC	First Lien Term Loan	13.85%	SOFR	900	8/2/2027	USD	13,000,000	12,872,664	12,870,000	[1,6,11,12]
								91,456,648	92,098,437
Materials — 0.2%
SintecMedia NYC, Inc.	Revolver	11.86%	SOFR	700	6/21/2029	USD	423,729	260,121	252,684	[1,6,8,12]
SintecMedia NYC, Inc.	First Lien Term Loan	11.75%	SOFR	700	6/21/2029	USD	4,541,949	4,426,423	4,351,383	[1,6,12]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.45%	SOFR	650	6/16/2028	USD	742,188	268,802	283,203	[1,6,8,12]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.45%	SOFR	650	6/16/2028	USD	1,761,932	1,719,815	1,786,599	[1,6,12]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.85%	SOFR	525	12/28/2029	USD	2,252,734	2,196,534	2,247,993	[1,6,12]
SureWerx Purchaser III, Inc.	Revolver	9.85%	SOFR	525	12/28/2028	USD	250,000	145,000	144,474	[1,6,8,12]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	468,750	(7,741)	(940)[1,6,7]
								9,008,954	9,065,396
Real Estate — 0.1%
Poinciana LLC	Delayed Draw	12.00%			5/1/2026	USD	4,848,649	4,377,153	4,357,273	[1,6,8]

Technology — 3.8%
Afiniti, Inc.	First Lien Term Loan	10.25% 1.00% PIK			10/3/2024	USD	2,282,081	2,279,584	2,225,688	[1,5,6,11]
Alteryx	Revolver	0.50%			3/19/2031	USD	103,333	(1,435)	—	[1,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
Alteryx	First Lien Term Loan	11.35%	SOFR	650	3/19/2031	USD	$284,167	$280,117	$284,167	[1,6,12]
Alteryx	Delayed Draw	11.35%	SOFR	650	3/19/2031	USD	645,833	404,059	413,333	[1,6,7,12]
ASG II, LLC	Delayed Draw	11.65%	SOFR	625	5/25/2028	USD	391,304	385,089	391,304	[1,6,12]
ASG II, LLC	First Lien Term Loan	11.65%	SOFR	625	5/25/2028	USD	2,608,696	2,572,285	2,608,696	[1,6,12]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	272,727	422	(3,635)[1,6,7]
Avalara, Inc.	First Lien Term Loan	10.85%	SOFR	675	10/19/2028	USD	2,727,273	2,675,895	2,690,925	[1,6,12]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	—	[1,6,7]
Bluefin Holding, LLC	First Lien Term Loan	12.20%	SOFR	725	9/12/2029	USD	6,826,923	6,677,680	6,886,317	[1,6,12]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(722)[1,6,7]
Bluesight, Inc.	First Lien Term Loan	11.85%	SOFR	725	7/17/2029	USD	4,600,000	4,481,730	4,591,699	[1,6,12]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	385,633	(4,089)	—	[1,6,7]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	295,276	(6,077)	—	[1,6,7]
Coupa Holdings, LLC	First Lien Term Loan	10.75%	SOFR	550	2/27/2030	USD	4,319,091	4,215,879	4,319,091	[1,6,12]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(19,045)	(1,919)[1,6,7]
Crewline Buyer, Inc.	First Lien Term Loan	11.35%	SOFR	675	11/8/2030	USD	8,335,109	8,144,470	8,316,733	[1,6,12]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	113,619	(2,366)	(1,103)[1,6,7]
Disco Parent, LLC	First Lien Term Loan	12.56%	SOFR	750	3/30/2029	USD	1,136,195	1,112,849	1,125,166	[1,6,12]
Evergreen Services Group II	First Lien Term Loan	13.75% PIK			4/5/2031	USD	9,913,770	9,775,996	9,765,610	[1,5,6]
Evergreen Services Group II	Delayed Draw	13.75% PIK			6/15/2029	USD	5,458,443	5,384,906	5,376,868	[1,5,6]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	936,090	(17,014)	(14,561)[1,6,7]
Finastra USA, Inc.	First Lien Term Loan	12.18%	SOFR	725	9/13/2029	USD	8,978,790	8,821,118	8,839,123	[1,6,12]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	89,778	(2,324)	—	[1,6,7]
Fullsteam Operations LLC	First Lien Term Loan	13.46%	SOFR	825	11/27/2029	USD	1,604,778	1,561,102	1,628,849	[1,6,12]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	1,122,222	(15,974)	(13,139)[1,6,7]
Fullsteam Operations LLC	Delayed Draw	13.46%	SOFR	825	11/27/2029	USD	729,445	667,035	698,080	[1,6,7,12]
Infinite Bidco LLC	First Lien Term Loan	11.64%	SOFR	625	3/2/2028	USD	4,925,000	4,813,958	4,789,940	[1,6,12]
Ion Finance Holdings	Delayed Draw	10.85%	EURIBOR	750	9/30/2031	EUR	757,161	789,666	826,263	[1,4,6,12]
Ion Finance Holdings	First Lien Term Loan	10.85%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,345,192	7,685,597	[1,4,6,12]
Mercury Bidco LLC	First Lien Term Loan	10.77%	SOFR	575	5/31/2030	USD	4,557,398	4,487,392	4,513,457	[1,6,12]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(3,938)[1,6,7]
Mews Systems B.V.	First Lien Term Loan	13.95%	SOFR	900	9/16/2029	USD	11,904,762	11,904,762	11,904,762	[1,6,12]
MGT Merger Target, LLC	Delayed Draw	11.71%	SOFR	650	4/10/2029	USD	224,161	223,040	226,403	[1,6,12]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	496,552	186,207	186,207	[1,6,8,12]
MGT Merger Target, LLC	First Lien Term Loan	11.56%	SOFR	660	4/10/2029	USD	3,955,448	3,868,495	3,995,003	[1,6,12]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	533,334	(13,272)	(9,369)[1,6,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
MIS Acquisition, LLC	First Lien Term Loan	11.88%	SOFR	675	11/17/2028	USD	$7,429,333	$7,235,354	$7,287,223	[1,6,12]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	592,667	(13,631)	(10,374)[1,6,7]
Oranje Holdco, Inc.	First Lien Term Loan	12.75%	SOFR	750	2/1/2029	USD	4,741,333	4,633,623	4,658,342	[1,6,12]
Oranje Holdco, Inc.	First Lien Term Loan	12.50%	SOFR	725	6/27/2030	USD	1,986,710	1,948,109	1,946,976	[1,6,12]
PracticeTek Purchaser LLC	Delayed Draw	10.60%	SOFR	575	8/30/2029	USD	1,935,268	66,138	71,150	[1,6,8,12]
PracticeTek Purchaser LLC	First Lien Term Loan	10.60%	SOFR	575	8/30/2029	USD	6,304,767	6,168,095	6,193,612	[1,6,11,12]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK			8/30/2029	USD	1,923,285	1,878,305	1,887,320	[1,5,6,11]
Trintech, Inc.	Revolver	10.35%	SOFR	550	7/25/2029	USD	595,752	154,379	154,540	[1,6,8,12]
Trintech, Inc.	First Lien Term Loan	10.35%	SOFR	550	7/25/2029	USD	7,685,855	7,488,434	7,483,626	[1,6,12]
User Zoom Technologies, Inc	First Lien Term Loan	12.82%	SOFR	750	4/5/2029	USD	5,000,000	4,879,050	5,000,000	[1,6,12]
Xactly Corporation	First Lien Term Loan	11.41%	SOFR	625	2/3/2031	USD	6,000,000	5,892,141	6,000,000	[1,6,12]
Zinnia Corporate Holdings, LLC	Delayed Draw	0.50%			9/23/2029	USD	2,352,941	—	—	[1,6,7]
Zinnia Corporate Holdings, LLC	First Lien Term Loan	12.75%	SOFR	800	9/23/2029	USD	17,647,059	17,295,202	17,294,118	[1,6,12]
								150,567,781	152,207,428
Total Senior Secured Loans								524,348,788	528,416,123

Collateralized Loan Obligations — 1.8%
ABPCI Direct Lending Fund CLO XII Ltd.		14.94%	SOFR	968	4/29/2035	USD	7,500,000	7,213,729	7,595,647	[1,9,12,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.86%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,044,917	[1,6,9,12,13]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.66%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,310,715	[1,6,9,12,13]
Barings Middle Market CLO 2023-II Ltd.		13.95%	SOFR	867	1/20/2032	USD	8,450,000	8,365,500	8,661,353	[1,6,9,12,13]
Barings Middle Market CLO Ltd. 2017-I		14.20%	LIBOR	892	1/20/2034	USD	2,000,000	1,960,000	2,001,220	[1,9,12,13]
Barings Middle Market CLO Ltd. 2017-I		28.00%			1/20/2034	USD	2,905,983	2,484,094	1,782,322	*,1,6,9,10,13
Deerpath Capital CLO 2020-1 Ltd.		11.68%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,331,690	[1,6,9,12,13]
Golub Capital Partners CLO		11.10%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,258,927	[1,6,9,12,13]
HPS Private Credit CLO 2023-1 LLC		15.15%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,620,916	[1,9,12,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.80%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,551,396	[1,6,9,12,13]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.68%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,588,962	[1,6,9,12,13]
TCP Whitney CLO Ltd.		13.55%	LIBOR	842	8/20/2033	USD	2,500,000	2,450,000	2,511,705	[1,9,12,13]
Total Collateralized Loan Obligations								69,795,173	71,259,770

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Preferred Stocks — 1.1%
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	40,919	$135,094	$139,534	[1,6]

Financials — 0.4%
GTCR Everest TopCo, Inc. — Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	14,625,000	[1,5,6]

Health Care — 0.1%
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	3,260	3,162,200	1,825,600	[1,5,6]
Propharma, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,5,6,14]
Vardiman Black Holdings, LLC						USD	1,765,938	515,371	515,363	[1,6]
								6,102,571	4,840,963
Industrials — 0.3%
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,782,701	2,455,869	[1,5,6,15]
Atomic Transport, LLC		15.30% PIK				USD	875	857,500	875,000	[1,5,6,15]
FSG Acquisition, LLC — Senior Preferred		12.25% PIK				USD	3,750,000	3,656,250	3,749,644	[1,5,6]
Pollen, Inc. Series H1 Preferred		8.36% PIK				USD	108,305	3,359,435	4,065,770	[1,5,6]
Pollen, Inc. Series H2 Preferred		7.53% PIK				USD	64,983	1,856,902	2,033,318	[1,5,6]
								11,512,788	13,179,601
Technology — 0.3%
GS Holder, Inc. Preferred		17.35% PIK				USD	5,000	4,850,000	5,000,000	[1,5,6]
Mandolin Technology Holdings, Inc. — Series A Preferred		10.50% PIK				USD	3,500	3,395,000	3,470,585	[1,5,6]
Riskonnect Parent, LLC — Series B Preferred		15.71% PIK				USD	3,000	2,940,000	3,000,000	[1,5,6]
Riskonnect Parent, LLC — Series C Preferred		13.75% PIK				USD	1,071	1,050,000	1,050,000	[1,5,6]
								12,235,000	12,520,585
Total Preferred Stocks								44,610,453	45,305,683

Common Stocks — 0.3%
Financials — 0.0%
Barings BDC, Inc.						USD	119,607	1,221,988	1,172,149	[1]

Health Care — 0.2%
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,816	6,570,834	[1,6]
Vardiman Black Holdings, LLC						USD	3,639,628	—	—	[1,6]
								3,992,816	6,570,834
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Common Stocks (Continued)
Industrials — 0.1%
Atomic Transport, LLC						USD	2,188		$654,496	$3,002,329	[1,6,15]
Total Common Stocks									5,869,300	10,745,312

Municipal Bonds — 0.3%
Industrials — 0.3%
California Municipal Finance Authority		12.25%			12/15/2042	USD	3,333,333		3,267,199	3,333,333	[1,6]
California Municipal Finance Authority		12.25%			12/15/2042	USD	6,600,000		6,600,000	6,600,000	[1,6,9]
Total Municipal Bonds									9,867,199	9,933,333

Subordinated Debt — 0.2%
Financials — 0.0%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000		2,000,000	2,000,000	[1,6]

Materials — 0.1%
Comar Holding Company, LLC	First Lien Term Loan	12.50% PIK			6/18/2026	USD	2,071,354		2,071,249	2,071,354	[1,5,6]

Real Estate — 0.1%
D Koval Mezz, LLC	First Lien Term Loan	13.00%			5/6/2028	USD	4,962,668		4,962,668	4,962,668	[1,6]
Total Subordinated Debt									9,033,917	9,034,022

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	N/A		—	45,527	[1,6]

Financials — 0.0%
CTF Clear Finance Technology Corp
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	—	—	[1,6]

Health Care — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/28/2034						USD	296,546	**	—	—	[1,6,11]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Warrants (Continued)
Health Care (Continued)
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	$—	$73,104	[1,6]
									—	73,104
Total Warrants									—	118,631

Short-Term Investments — 7.7%
State Street Institutional U.S. Government Money Market Fund		4.94%				USD	305,115,735		305,115,735	305,115,735	[1,16]
Total Short-Term Investments									305,115,735	305,115,735
Total Investments — 102.7%									3,748,120,962	4,076,763,819
Liabilities Less Other Assets — (2.7)%										(106,061,328)
Net Assets — 100.0%										$3,970,702,491

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BDC – Business Development Company

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

SOFR – Secured Overnight Financing Rate

US – United States

USD – United States Dollar

*      Subordinated note position. Rate shown is the effective yield as of period end.

**    Shares represent underlying security.

1    As of September 30, 2024 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $4,076,763,819 as of September 30, 2024. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

2    Investment valued using net asset value per share as practical expedient. See Note 11 for respective investment strategies, unfunded commitments, and redemptive restrictions.

3    These securities are restricted, the total value of these securities is $3,000,698,917, which represents 75.6% of total net assets of the Fund.

4    Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

5    Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

6    Value was determined using significant unobservable inputs.

7    Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

8    A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

9    Callable.

10    Variable rate security. Rate shown is the rate in effect as of period end.

11    This investment was made through a participation. Please see Note 2 for a description of loan participations.

12    Floating rate security. Rate shown is the rate effective as of period end.

13    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $71,259,770, which represents 1.8% of total net assets of the Fund.

14    Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

15    Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

16    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,462,221
AG Asset Based Credit Fund L.P.	9/13/2023	94,600,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	8,323,512
Ares Commercial Finance, LP	6/30/2021	28,535,713
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	2,772,087
Ares Priority Loan Co-Invest LP	1/25/2023	34,225,000
Ares Private Credit Solutions (Cayman), L.P.	12/29/2022	12,892,276
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	20,223,718
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	7,597,632
Atalaya A4 (Cayman), LP	8/2/2021	31,762,323
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	9,279,956
Axonic Private Credit Fund I, LP	4/27/2023	5,235,849
Banner Ridge DSCO Fund I, LP	6/30/2023	14,551,731
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,691,695
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	4,946,229
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	35,312,305
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	40,920,485
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	4,708,138
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	2,941,336
Blue Owl Real Estate Fund VI	1/31/2023	5,407,590
Blue Owl Technology Finance Corp.	6/29/2022	10,332,953
Blue Owl Technology Finance Corp. II	12/30/2021	9,418,041
Boost Co-Invest LP	1/25/2024	6,770,389
BPC Real Estate Debt Fund, LP	6/7/2023	68,123,132
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)	10/10/2023	30,679,130
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	92,497,110
Burford Advantage Feeder Fund A, LP	1/28/2022	9,645,203
Callodine Perpetual ABL Fund, LP	10/3/2022	81,144,382
Carlyle Credit Opportunities Fund (Parallel) II, SCSp	12/14/2021	8,931,608
CCOF Alera Aggregator, L.P.	4/25/2023	4,856,250
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	4,901,836
CCOF Sierra II, L.P.	7/29/2022	3,908,444
Chilly HP SCF Investor, LP	2/9/2022	2,970,297
CL Oliver Co-Invest I, L.P.	6/28/2023	10,049,000
Comvest Special Opportunities Fund, L.P.	2/3/2022	15,223,917
Contingency Capital EG Fund (US) LP	8/29/2024	2,985,075
Contingency Capital Fund I-A, LP	11/28/2022	48,393,420
Crestline Nevermore Holdco, L.P.	12/7/2023	9,576,474
Crestline PF Sentry Fund (US), LP	8/14/2023	7,696,179
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	11,850,897

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
CW Credit Opportunity 2 LP	6/27/2024	$6,706,956
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	46,886,436
Dawson Evergreen Fund LP	5/28/2024	250,000,000
Everberg Capital Partners II, L.P.	10/11/2021	13,802,884
EVP II LP	11/30/2023	20,173,893
Felicitas Diner Offshore, LP	12/28/2022	2,827,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,616,857
Felicitas Tactical Opportunities Fund, LP	10/26/2022	37,781,990
Franklin BSP Capital Corp	11/30/2021	1,684,852
Gramercy PG Holdings II, LP	8/20/2024	15,750,000
Gramercy PG Holdings, LP (Common Interests)	3/22/2024	9,877,594
Gramercy PG Holdings, LP (Preferred Interests)	3/22/2024	5,450,422
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	13,481,382
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	43,616,518
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	144,718,723
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	43,644,312
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,203,288
HPS Mint Co-Invest Fund, L.P.	5/25/2022	6,473,263
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	23,408,217
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	28,021,925
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	21,948,127
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	7,048,421
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	88,698,630
KWOL Co-Invest, LP	11/30/2023	2,500,000
Linden Structured Capital Fund-A, LP	6/30/2021	18,960,115
Madison Realty Capital Debit Fund, IV LP	9/29/2023	14,173,657
Magenta Co-Invest L.P.	3/5/2024	7,574,933
Marilyn Co-Invest, L.P.	1/14/2022	23,863,577
Milano Co-Invest, L.P.	4/1/2024	3,985,441
Minerva Co-Invest, L.P.	2/11/2022	11,406,208
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	1,380,844
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	22,417,675
NWEOF Feeder Fund II LP	6/21/2024	24,063,042
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	17,453,733
Pathlight Capital Evergreen Fund, LP	12/30/2022	34,101,227
Pathlight Capital Fund II, LP	6/30/2021	32,641,440
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,291,675
Raven Asset-Based Credit Fund II LP	9/21/2021	14,183,150
Raven Evergreen Credit Fund II, LP	4/22/2022	53,240,418
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	91,724,698
Sculptor Real Estate Science Park Fund, LP	5/4/2022	6,386,754
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	6,128,808

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
Silver Point Specialty Credit Fund II, L.P.	6/30/2021	$32,200,401
Sixth Street Growth Partners II (B), L.P.	8/1/2022	3,897,922
Sky Fund V Offshore, LP	11/30/2022	40,764,318
Sky Fund VI Offshore, LP	4/15/2024	11,922,291
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	2,627,267
Stellus Private Credit BDC Feeder LP	1/31/2022	11,291,082
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,041
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	7,954,322
Thompson Rivers LLC	6/30/2021	1,416,710
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,252,628
Tinicum Tax Exempt, L.P.	3/31/2023	4,404,905
VCSF Co-Invest 1-A, L.P.	8/2/2023	16,462,337
Vista Capital Solutions Fund-A, L.P.	3/24/2023	10,767,415
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	12/22/2021	77,560,933
VPC COV, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	118,593,600
Waccamaw River LLC	8/4/2021	12,333,662
WhiteHawk Evergreen Fund, LP	1/31/2024	50,000,000
		$2,690,133,028

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Summary of Investments As of September 30, 2024 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles
Investment Partnerships	62.0%
Special Purpose Vehicle fo Senior Secured Loans	4.2%
Private Collateralized Loan Obligations	2.6%
Special Purpose Vehicle for Common and Preferred Equity	2.2%
Special Purpose Vehicle for Real Estate Loans	2.0%
Special Purpose Vehicle for Preferred Equity	1.8%
Non-Listed Business Development Companies	1.6%
Special Purpose Vehicle for Common Equity	1.0%
Private Collateralized Fund Obligations	0.5%
Special Purpose Vehicle for Subordinated Debt	0.1%
Private Equity	0.0%
Total Private Investment Vehicles	78.0%
Senior Secured Loans
Technology	3.8%
Health Care	3.4%
Industrials	2.3%
Financials	1.7%
Consumer Discretionary	0.9%
Consumer Staples	0.5%
Energy	0.4%
Materials	0.2%
Real Estate	0.1%
Total Senior Secured Loans	13.3%
Collateralized Loan Obligations	1.8%
Preferred Stocks
Financials	0.4%
Industrials	0.3%
Technology	0.3%
Health Care	0.1%
Energy	0.0%
Total Preferred Stocks	1.1%
Common Stocks
Health Care	0.2%
Industrials	0.1%
Financials	0.0%
Total Common Stocks	0.3%
Municipal Bonds
Industrials	0.3%
Total Municipal Bonds	0.3%
Subordinated Debt
Real Estate	0.1%
Financials	0.1%
Materials	0.0%
Total Subordinated Debt	0.2%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Summary of Investments As of September 30, 2024 (Unaudited) (Continued)
Security Type/Sector	Percent of Total Net Assets
Warrants
Health Care	0.0%
Energy	0.0%
Financials	0.0%
Total Warrants	0.0%
Short-Term Investments	7.7%
Total Investments	102.7%
Liabilites in Excess of Other Assets	(2.7)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	October 31, 2024	(45,315,829)	$(50,620,048)	$(50,505,657)	$114,391
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(50,620,048)	$(50,505,657)	$114,391

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Assets and Liabilities As of September 30, 2024 (Unaudited)
Assets:
Investments, at value (cost $3,748,120,962)[a]	$4,076,763,819
Unrealized appreciation on forward foreign currency exchange contracts	114,391
Cash	234,837
Receivables:
Investment securities sold	166,470
Fund shares sold	10,259,378
Dividends and interest	31,969,573
Prepaid expenses	446,566
Prepaid commitment fees on secured revolving credit facility	9,550,076
Total assets	4,129,505,110

Liabilities:
Payables:
Secured revolving credit facility (Note 2)	150,000,000
Investment securities purchased	284,970
Deferred tax liability	2,698,069
Interest on secured revolving credit facility	2,679,734
Investment Management fees	716,181
Fund accounting and administration fees	489,299
Transfer Agency fees and expenses	332,374
Audit fees	32,642
Custody fees	12,319
Trustees’ fees and expenses	1,081
Other accrued expenses	1,555,950
Total liabilities	158,802,619

Net Assets	$3,970,702,491

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$3,639,711,515
Total distributable earnings	330,990,976
Net Assets	$3,970,702,491

Class I Shares:
Net assets applicable to shares outstanding	$3,970,702,491
Shares of beneficial interest issued and outstanding	355,032,566
Net asset value, offering, and redemption price per share	$11.18

a        Includes unrealized appreciation (depreciation) on unfunded commitments of $279,200.
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income:
Distributions from private investment vehicles	$69,063,103
Interest (net of withholding taxes of $41,270)	61,997,906
Dividends	9,057,008
Total investment income	140,118,017

Expenses:
Investment management fees	16,332,003
Interest on secured revolving credit facility	11,661,451
Equalization interest on private investment vehicles (Note 2)	3,069,133
Fund accounting and administration fees	1,370,137
Miscellaneous expenses	512,958
Transfer agent fees and expenses	1,789,484
Commitment fees on secured revolving credit facility	496,924
Legal fees	184,074
Registration fees	258,389
Shareholder reporting fees	112,675
Audit fees	127,077
Custody fees	112,329
Trustees’ fees and expenses	112,377
Chief Compliance Officer fees	34,013
Insurance fees	25,440
Net expenses	36,198,464
Net investment income	103,919,553

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,019,984
Forward foreign currency exchange contracts	(1,877,648)
Foreign currency transactions	128,883
Net realized gain	7,271,219
Net change in unrealized appreciation/depreciation on:
Investments	129,471,841
Forward foreign currency exchange contracts	22,009
Foreign currency translations	56,736
Deferred tax expense	(493,394)
Net change in unrealized appreciation/depreciation, net of deferred taxes	129,057,192
Net realized and unrealized gain	136,328,411

Net Increase in Net Assets from Operations	$240,247,964

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Net Increase in Net Assets from:
Operations:
Net investment income	$103,919,553	$127,299,977
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	7,271,219	(182,351)
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	129,057,192	134,071,479
Net increase in net assets resulting from operations	240,247,964	261,189,105

Distributions to shareholders:
From distributable earnings:
Class I	(94,528,884)	(124,305,695)
From return of capital:
Class I	—	(169,584,167)
Total	(94,528,884)	(293,889,862)

Capital Transactions:
Proceeds from shares sold:
Class I	1,040,198,736	1,643,314,629
Reinvestment of distributions:
Class I	—	58,204,198
Cost of shares repurchased:
Class I	(141,124,092)	(220,921,697)
Net increase in net assets from capital transactions	899,074,644	1,480,597,130

Net increase in net assets	1,044,793,724	1,447,896,373

Net Assets:
Beginning of year	2,925,908,767	1,478,012,394
End of year	$3,970,702,491	$2,925,908,767

Capital Share Transactions:
Shares sold:
Class I	94,413,877	152,070,003
Shares issued in reinvestment of distributions:
Class I	—	5,461,919
Shares redeemed:
Class I	(12,764,115)	(20,327,628)
Net increase in capital shares outstanding	81,649,762	137,204,294

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$240,247,964
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(1,243,236,813)
Sales of investments	482,842,573
Net accretion on investments	(1,092,446)
Net realized gain on investments	(9,019,984)
Net realized gain on paydowns	(261,383)
Net change in unrealized (appreciation)/depreciation	(129,493,850)
Return of capital distributions received	114,607,198
Original issue discount and amendment fees	214,320
PIK interest	(3,668,166)
Change in deferred tax liability, net	493,394
Change in short-term investments, net	(127,834,388)
(Increase)/Decrease in assets:
Investment securities sold	4,980,060
Dividends and interest	(8,657,445)
Prepaid expenses	(90,998)
Prepaid commitment fees on secured revolving credit facility	(4,047,839)
Increase/(Decrease) in liabilities:
Due to Counterparty	(26,393,006)
Investment securities purchased	(47,241,507)
Investment Management fees	183,499
Interest payable on secured revolving credit facility	1,892,212
Audit fees	(137,598)
Legal fees	(82,539)
Fund accounting and administration fees	93,707
Trustees’ fees and expenses	(123)
Custody fees	(97,704)
Transfer Agency fees and expenses	127,265
Chief Compliance Officer fees	(4,524)
Other accrued expenses	965,527
Net cash used in operating activities	(754,712,594)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited) (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for Fund shares sold	1,083,346,861
Cost of shares repurchased	(141,124,092)
Distributions paid to shareholders, net of reinvestments	(94,528,884)
Dividend payable	(72,539,842)
Deferred tax payments	(108,140)
Proceeds from secured revolving credit facility	200,000,000
Payments on secured revolving credit facility	(250,000,000)
Net cash provided by financing activities	725,045,903

Net Decrease in cash	(29,666,691)

Cash
Cash, beginning of year	29,901,528
Cash, end of year	$234,837

Non cash financing activities not included herein consist of $3,668,166 of PIK interest.

Cash paid for interest on credit facility during the period was $9,769,239.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Net asset value, beginning of period	$10.70	$10.85	$10.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.33	0.63	0.58	0.33
Net realized and unrealized gain (loss) on investments[2]	0.46	0.67	0.38	0.88
Total income from investment operations	0.79	1.30	0.96	1.21

Less Distributions to shareholders:
From net investment income	(0.31)	(0.61)	(0.73)	(0.28)
From return of capital	—	(0.84)	(0.27)	(0.04)
Total Distributions to shareholders	(0.31)	(1.45)	(1.00)	(0.32)

Net asset value, end of period	$11.18	$10.70	$10.85	$10.89

Total return	7.43%[3]	12.74%	9.36%	12.30%[3,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,970,702	$2,925,909	$1,478,012	$478,646

Ratio of expenses to average net assets:
Before fees waived and deferred tax expense	1.25%[4]	1.30%	1.28%	1.54%[4]
After fees waived	1.25%[4]	1.30%	1.07%	0.50%[4]
Ratio of expenses to average net assets (including interest expense)[5]:
Before fees waived	2.11%[4]	2.20%	1.93%	1.68%[4]
After fees waived	2.11%[4]	2.20%	1.72%	0.64%[4]
Ratio of net investment income to average net assets (including interest expense)[5]:
Before fees waived	6.04%[4]	5.84%	5.22%	3.20%[4]
After fees waived	6.04%[4]	5.84%	5.43%	4.24%[4]

Portfolio turnover rate	17%[3]	13%	9%	11%[3]

*     Commencement of operations.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Not annualized.

4    Annualized.

5    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

6    Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Consolidated Financial Highlights Class I (Continued)
Supplemental Expense Ratios:	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period July 1, 2021* through March 31, 2022
Ratio of expenses to average net assets:
Deferred tax expense	0.03%	0.04%	0.15%	—%
With fees waived, after taxes	1.28%	1.34%	1.22%	0.50%

Senior Securities
Total Amount Outstanding
Secured Revolving Credit Facility	$150,000,000	$200,000,000	$15,000,000	$14,546,760
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility	27,471	15,630	99,534	33,904

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of Subsidiaries

Each Subsidiary was formed as a limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of September 30, 2024.

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$2,148,127,170	54.10%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,458,044	0.09%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	4,659,630	0.12%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	19,783,931	0.50%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	23,513,600	0.59%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,426	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	515,363	0.01%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	2,866,804	0.07%
MOHAWK RIVER FUNDING LLC (“CLCE MHWK”)	September 16, 2024	29,318,334	0.74%

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are recorded to investment income when received and expense as incurred when paid.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal service in connection with the initial meeting of trustees of the Fund (the “Trustees” or the “Board”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2024.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2024, the Fund did not have interest or penalties associated with underpayment of income taxes.

CLCE SPV, CLCE LF2, CLCE HLD4, and CLCE MHWK are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, and CLCE HLD3 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investment which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of September 30, 2024, the Fund held cash of $234,837 and $305,115,735 in a short-term money market fund.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2024, the Fund had 1 outstanding forward currency contracts sold short, with total notional value of $(45,315,829).

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of September 30, 2024, the Fund received $607,436 in commitment fees. As of September 30, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $84,053,509, $83,441,387, and $279,200, respectively.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Alcami Corporation	Revolver	$508,806
Alteryx	Delayed Draw	232,500
Alteryx	Revolver	103,333
Apex Service Partners, LLC	Delayed Draw	25,880
Apex Service Partners, LLC	First Lien Term Loan	72,695
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligation	15,036,499
Artivion, Inc.	Delayed Draw	3,448,276
Avalara, Inc.	Revolver	272,727
Bausch Receivables Funding LP	Revolver	3,666,667
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Clearco SPV V US LP	First Lien Term Loan	5,879,400
Cobham Holdings, Inc.	Revolver	468,750
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crestview	Delayed Draw	24,000,000
Crewline Buyer, Inc.	Revolver	870,417
Disco Parent, LLC	Revolver	113,619
Exactcare Parent, Inc.	Revolver	442,623
FB FLL Aviation LLC	First Lien Term Loan	3,600,000
Fenix Topco, LLC	Delayed Draw	1,062,537
Finastra USA, Inc.	Revolver	936,090
Fullsteam Operations LLC	Delayed Draw	42,307
Fullsteam Operations LLC	Delayed Draw	1,122,222
Fullsteam Operations LLC	Revolver	89,778
Hanger, Inc.	Delayed Draw	547,619
Helium Acquirer Corporation	Revolver	263,871
Kensington Private Equity Fund	Delayed Draw	1,280,000
KWOL Acquisition, Inc.	Revolver	392,259
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Mercury Bidco LLC	Revolver	408,163
MGT Merger Target, LLC	Revolver	310,345
MIS Acquisition, LLC	Revolver	533,334
Oranje Holdco, Inc.	Revolver	592,667
Penn TRGRP Holdings	Revolver	769,167
Poinciana LLC	Delayed Draw	471,496
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
SintecMedia NYC, Inc.	Revolver	152,542
Sunland Asphalt & Construction, LLC	Delayed Draw	458,984
SureWerx Purchaser III, Inc.	Delayed Draw	468,750
SureWerx Purchaser III, Inc.	Revolver	105,000
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	265,590

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Trintech, Inc.	Revolver	$425,537
United Digestive MSO Parent, LLC	Delayed Draw	595,000
United Digestive MSO Parent, LLC	Revolver	178,500
Vardiman Black Holdings, LLC	Delayed Draw	2,539
Vardiman Black Holdings, LLC	Delayed Draw	75,425
Vardiman Black Holdings, LLC	First Lien Term Loan	25,593
Webster Equity Partners	Delayed Draw	5,500,000
Zinnia Corporate Holdings, LLC	Delayed Draw	2,352,941
Total		$84,053,509

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. Certain CLOs may be structured as private investment companies and/or funds in which case the net asset value may be used as a practical expedient to estimate the fair value of such interests.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the second paragraph within this Valuation of Investments section.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “New Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility provides for borrowings on a committed basis in an aggregate principal amount up to $1,175,000,000. Under the New Facility, the Fund has received a single 5-year term loan in the amount of $150,000,000 (“Term Loan”) and may borrow up to an additional $1,025,000,000 on a revolving basis (the “Revolving Loan”). The Revolving Loan may be increased from time to time in an aggregate of up to $2,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on July 19, 2029.

In connection with the Facility, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable. For the six months ended September 30, 2024, the average balance outstanding, maximum borrowing amount, interest rate at period end and weighted average interest rate for both the Facility and the New Facility were $227,868,852, $300,000,000, 8.53%, and 8.70%, respectively. The interest expense during the six months ended September 30, 2024 was $11,661,451. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2024, fees were $496,924.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

There were no secured borrowings outstanding as of September 30, 2024.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Investment Funds

The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of mutual funds (including money market funds), BDCs, closed-end funds, exchange-traded funds (“ETFs”) and other pooled investment vehicles (“Investment Funds”). The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Funds selected. Each Investment Fund has its own investment risks, and those risks can affect the value of the Investment Funds’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Fund will be achieved. An Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. There is also the risk that the ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. The shares of listed closed-end funds may also frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase. The Fund may also be unable to liquidate its investment in Private Investment Funds when desired.

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in BDCs in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies,

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Principal Risks (continued)

private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The requirements of Rule 12d1-4 have been implemented by the Fund with respect to its fund of funds arrangements.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession and other Market Disruptions

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies (such as the COVID-19 pandemic), terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Principal Risks (continued)

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR had been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests historically paid interest at floating rates based on LIBOR or were subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests also historically obtained financing at floating rates based on LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

Neither the ultimate effect of the LIBOR transition process nor its success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Principal Risks (continued)

data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the shares.

As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average net assets.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For six months ended September 30, 2024, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$985,859	$527,430,264	$—	$528,416,123
Private Investment Vehicles	—	—	96,136,293	3,000,698,917	3,096,835,210
Collateralized Loan Obligations	—	19,729,488	51,530,282		71,259,770
Preferred Stocks	—	—	45,305,683	—	45,305,683
Common Stocks	1,172,149	—	9,573,163	—	10,745,312
Subordinated Debt	—	—	9,034,022	—	9,034,022
Municipal Bonds	—	—	9,933,333	—	9,933,333
Warrants	—	—	118,631	—	118,631
Short-Term Investments	305,115,735	—	—	—	305,115,735
Total Investments, at fair value	$306,287,884	$20,715,347	$749,061,671	$3,000,698,917	$4,076,763,819
Other Financial Instruments[1]
Forward Contracts	$—	$114,391	$—	$—	$114,391
Total Assets	$306,287,884	$20,829,738	$749,061,671	$3,000,698,917	$4,076,878,210

1          Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2024	$564,789,234	$3,011,673	$57,836,033	$33,159,711	$7,682,229
Purchases	321,124,732	95,973,311	—	16,190,371	—
Sales/Paydowns	(365,486,844)	(35,111,286)	(6,000,000)	(3,721,959)	(2,527,038)
Realized gains (losses)	4,289,301	593	—	81,585	761
Original issue discount and amendment fees	(214,320)	—	—	—	—
Accretion	1,054,912	11,120	20,860	—	—
Change in Unrealized appreciation (depreciation)	2,859,108	2,349,912	(326,611)	(404,025)	4,417,211
Transfers In1	—	29,900,970	—	—	—
Transfers Out[2]	(985,859)	—	—	—	—
Balance as of September 30, 2024	$527,430,264	$96,136,293	$51,530,282	$45,305,683	$9,573,163
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2024	2,925,810	2,349,912	(176,048)	(404,025)	4,417,211

	Subordinated Debt	Municipal Bonds	Warrants	Total
Balance as of April 1, 2024	$3,871,185	$—	$1,969,883	$672,319,948
Purchases	5,142,340	9,866,666	—	448,297,420
Sales/Paydowns	—	—	—	(412,847,127)
Realized gains (losses)	—	—	(172,839)	4,199,401
Original issue discount and amendment fees	—	—	—	(214,320)
Accretion	118	533	—	1,087,543
Change in Unrealized appreciation (depreciation)	20,379	66,134	(1,678,413)	7,303,695
Transfers In1	—	—	—	29,900,970
Transfers Out[2]	—	—	—	(985,859)
Balance as of September 30, 2024	$9,034,022	$9,933,333	$118,631	$749,061,671
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2024	$20,380	$66,134	$(123,960)	$9,075,414

1          Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

2          Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024.

The weighted average is calculated by weighting relative fair value.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$ 51,530,282	Income approach	Interest Rate/ Discount Margin	4.05% – 26.00%	6.26%	Decrease
			Default Rate	3% CDR	3% CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment + 24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20% CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	9,573,163	Market approach	EBITDA Multiple	8.0x – 10.0x	9.4x	Increase
			Enterprise value ($ Millions)	$774	$774	Increase
Municipal Bonds	9,933,333	Market approach	Recent Transaction Price	$100	$100	Increase
Preferred Stocks	29,630,683	Income/ Market approach	Discount Rate	12.84%	12.84%	Decrease
			EBITDA Multiple	8.0x – 22.0x	13.7x	Increase
			Revenue Multiple	1.9x – 6.75x	4.6x	Increase
			Enterprise value ($ Millions)	$774 – $1,043	$1,022	Increase
	15,675,000	Market approach	Recent Transaction Price	$975 – $980	$975	Increase
Private Investment Vehicles	1,884,899	Income approach	Weighted Average Cost of Capital	16.00% – 17.20%	16.56%	Decrease
	39,105,299	Income approach	Discount Rate	10.78% – 20.80%	14.31%	Decrease
	53,619,982	Market approach	Enterprise value ($ Millions)	$11 – $195	$171	Increase
	1,526,113	Income approach	Exercise price	$56,813	$56,813	Decrease
			Expected volatility	97.50%	97.50%	Increase

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$ 296,892,251	Income approach	Discount Rate	7.10% – 22.06%	13.54%	Decrease
			LTM Revenue ($ Millions)	$44 – $8,052	$1,034	Increase
			Debt/EBITDA	0.2x – 9.6x	3.3x	Decrease
			Interest Coverage	0.0x – 14.1x	1.4x	Increase
	230,538,013	Market approach	Recent Transaction Price	$97.00 – $104.64	$99.11	Increase
Subordinated Debt	2,071,354	Income approach	Discount Rate	4.06%	4.06%	Decrease
	2,000,000	Market approach	EBITDA Multiple	15.0x	15.0x	Increase
	4,962,668	Market approach	Recent Transaction Price	$100	$100	Increase
Warrants	118,631	Income approach	Exercise price	$0.01 – $2.28	$1.92	Decrease
			Expected volatility	40% – 94%	73%	Increase
		Market approach	Recent Transaction Price	$1	$1	Increase

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

6. Capital Stock (continued)

retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2024 are as follows:
Commencement Date	April 29, 2024	July 29, 2024
Repurchase Request	May 29, 2024	August 28, 2024
Repurchase Pricing date	May 29, 2024	August 28, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$11.02	$11.08	$

Amount Repurchased
Class I	$55,522,028	$85,601,864	$

Percentage of Outstanding Shares Repurchased
Class I	1.69%	2.25%

7. Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,814,232,908
Gross unrealized appreciation	$332,013,869
Gross unrealized depreciation	(71,795,773)
Net unrealized appreciation on investments	$260,218,096

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in partnership investments.

As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(1,068,090)
Unrealized appreciation/(depreciation)
Investments	188,713,815
Foreign Currency	(5,317)
Organizational costs	(55,697)
Total distributable earnings	$187,584,711

The tax character of distributions paid during the fiscal years ended March 31, 2024 and March 31, 2023 were as follows:

	2024	2023
Distribution paid from:
Ordinary income	$124,226,966	$53,248,597
Return of Capital	169,584,167	23,744,959
Net long-term capital gains	78,729	3,142
Total distributions paid	$293,889,862	$76,996,698

At March 31, 2024, the Fund had no accumulated capital loss carry forward.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2024, the Fund had qualified post-October losses of $1,068,090 which are deferred until fiscal year 2025 for tax purposes.

Domestic Blocker Income Tax

CLCE HOLD, CLCE HLD1, CLCE HLD2 and CLCE SPV1 (the Domestic Blockers) recorded a provision for income tax expense (benefit) for the fiscal year ended March 31, 2024, in the amount of $829,018. This provision for income tax expense (benefit) is comprised of the following deferred income tax expense (benefit):

Deferred	$829,018

As of March 31, 2024, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $2,312,815, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of March 31, 2024. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the six months ended September 30, 2024, purchases net of unfunded commitments and sales of investments, excluding short-term investments, were $1,243,236,813 and $482,842,573, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the six months ended September 30, 2024 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2024, by risk category are as follows:

Consolidated Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value
Unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$114,391
Total		$114,391

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$ (1,877,648)	$ (1,877,648)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$ 22,009	$ 22,009

The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Forward Foreign Currency Exchange Contracts	Long Forward Contracts	$1,398,721
	Short Forward Contracts	(39,480,268)

11. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	Asset-based lending co-investment	$5,462,221	$5,741,739	$62,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
AG Asset Based Credit Fund L.P.	Asset-based lending	94,600,000	104,471,063	15,400,000	None	N/A	Until the fourth anniversary of the expiration or termination of the commitment period with up to two one-year extensions
AG Essential Housing Fund II Holdings, LP	Real estate credit	8,323,512	9,877,417	18,675,000	None	N/A	Three years from the end of the commitment period with two one-year extensions
Ares Commercial Finance, LP	Asset-based lending	28,535,713	35,475,808	27,032,254	None	N/A	June 30, 2025
Ares Pathfinder Fund II, LP	Asset-based lending	2,772,087	3,042,058	12,227,913	None	N/A	Until the eighth anniversary of the initial capital contribution with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Priority Loan Co-Invest, LP	Priority revolvers to middle market companies	$34,225,000	$35,579,481	$9,587,000	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.
Ares Private Credit Solutions (Cayman), LP	Structured capital/ mezzanine	12,892,276	17,290,609	23,743,786	None	N/A	Until the end of the fiscal quarter during which occurs the seventh anniversary of the closing of the initial portfolio investment of the partnership with up to two one-year extensions
Ares Special Opportunities Fund II (Offshore), LP	Direct lending and structured capital/ mezzanine	20,223,718	23,333,396	9,761,646	None	N/A	Until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline as defined by the limited partnership agreement with two one-year extensions
Ares Special Opportunities Fund (Offshore), LP	Direct lending and structured capital/ mezzanine	7,597,632	7,541,355	2,022,461	None	N/A	Until the end of the fiscal quarter during which the tenth anniversary of the final closing deadline as defined by the limited partnership agreement with two one-year extensions
Atalaya A4 (Cayman), LP	Rediscount lending	31,762,323	29,993,321	8,237,676	None	N/A	Each investment pool to dissolve at the end of its liquidation period

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Atalaya Asset Income Fund Evergreen, LP	Asset-based lending	$9,279,956	$8,330,992	$3,376,141	None	N/A	Fourth anniversary of the end of the investment period with one one-year extension available
Axonic Private Credit Fund I, LP	Real estate credit	5,235,849	5,645,575	—	None	N/A	Until the third anniversary of the investment period end date with one additional one-year extension
Banner Ridge DSCO Fund I, LP	Diversified credit strategies	14,551,731	23,043,067	35,448,269	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Banner Ridge DSCO Fund II (Offshore), LP	Diversified credit strategies	9,691,695	13,364,532	90,308,305	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Banner Ridge Secondary Fund IV (Offshore), LP	Secondaries	4,946,229	8,089,442	6,361,704	None	N/A	June 15, 2031 with one-year extensions available
Banner Ridge Secondary Fund V (Offshore), LP	Secondaries	35,312,305	48,141,965	163,258,970	None	N/A	Until the tenth anniversary of the activation date with two one-year extensions
Benefit Street Partners Real Estate Opportunistic Debt Fund, LP	Real estate credit	40,920,485	52,480,892	28,251,506	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Blackstone Tactical Opportunities Fund	Asset-based lending co-investment	4,708,138	5,432,462	370,794	None	N/A	Until the partnership is dissolved and subsequently terminated
Blue Owl First Lien Fund (Offshore), LP	Middle market direct lending	2,941,336	3,576,087	375,000	None	N/A	Until the end of the fiscal quarter during which the seventh anniversary of the final closing date occurs with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Blue Owl Real Estate Fund VI	Real estate triple net leasing	$5,407,590	$5,434,819	$19,589,114	None	N/A	Until the last day of the calendar quarter containing the seventh anniversary of the initial closin gdate with two one-year extensions
Blue Owl Technology Finance Corp.	Middle market direct lending	10,332,953	11,764,320	—	None	N/A	Until earliest of an exchange listing, the fifth anniversary of the final closing, and August 10, 2025
Blue Owl Technology Finance Corp. II	Middle market direct lending	9,418,041	10,234,773	581,959	None	N/A	Earlier of the five year anniversary of the final closing and the seven year anniversary of the initial closing, with two one-year extensions available
Boost Co-Invest LP	Preferred equity co-investment	6,770,389	7,622,734	735,538	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
BPC Real Estate Debt Fund, LP	Real estate credit	68,123,132	74,499,789	56,876,868	None	N/A	Until the third anniversary of the expiration of the investement period with two additonal one-year periods and thereafter, additional one-year periods with consent of the Advisory Committee.
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	Regulatory capital relief co-investment	5,242,498	5,223,639	—	None	N/A	Until the partnership is wound up and subsequently dissolved.

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	Regulatory capital relief co-investment	$20,108,879	$20,664,139	$—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	Regulatory capital relief co-investment	10,250,000	10,677,942	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)	Regulatory capital relief co-investment	30,679,130	29,575,339	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	Regulatory capital relief co-investment	92,497,110	106,865,475	—	None	N/A	Until the partnership is wound up and subsequently dissolved.
Burford Advantage Feeder Fund A, LP	Litigation finance	9,645,203	11,203,403	9,700,023	None	N/A	Fifth anniversary of the initial closing with two one-year extensions
Callodine Perpetual ABL Fund, LP	Asset-based lending	81,144,382	77,264,222	21,573,100	Quarterly[3]	Twelve months after the effective date of capital commtiment	Perpetual unless sooner terminated in accordance with the provisions of the limited partnership agreement
Carlyle Credit Opportunities Fund II, LP	Structured capital/ mezzanine	8,931,608	8,702,305	3,476,850	None	N/A	February 2029 with two consecutive one-year extensions
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	4,856,250	6,103,817	—	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement
CCOF III Nexus Co-Invest Aggregator, L.P.	Subordinated debt co-investment	4,901,836	5,174,566	473,164	None	N/A	Until wound up and subsequently dissolved pursuant to the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
CCOF Sierra II, LP	Preferred equity co-investment	$3,908,444	$5,057,111	$100,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,970,297	3,692,276	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
CL Oliver Co-Invest I, L.P.	Asset-based lending co-investment	10,049,000	11,165,089	—	None	N/A	Perpetual until the partnership is wound up and subsequently dissolved.
Comvest Special Opportunities Fund, LP	Structured capital/ mezzanine	15,223,917	17,788,982	5,243,747	None	N/A	Seventh anniversary of the final closing with two one-year extensions
Contingency Capital EG Fund (US) LP	Litigation finance	2,985,075	2,985,075	27,014,925	Quarterly	A written notice of the withdrawal must be provided to the GP 90 days before commencement date	Until the dissolution of the partnership in accordance with the limited partnership agreement
Contingency Capital Fund I-A, LP	Litigation finance	48,393,420	60,439,093	26,606,580	None	N/A	Until the earlier of the termination of the last remaining master fund or the terminiation of the Parnership in accordance with the limited partnership agreement
Crestline Nevermore Holdco, L.P.	Asset-based lending co-investment	9,576,474	9,638,392	5,551,407	None	N/A	Until the partnership is wound up and subsequently dissolved in accordance with the limited partnership agreement
Crestline PF Sentry Fund, LP	Asset-based lending	7,696,179	7,629,974	17,303,821	None	N/A	Until dissolved in accordance with the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Crestline Specialty Lending III (US), LP	Middle market direct lending	$11,850,897	$12,888,904	$7,943,627	None	N/A	December 1, 2028 with one-year extensions available
CW Credit Opportunity 2 LP	Asset-based co-investment	6,706,956	6,849,555	33,293,044	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions.
D.E. Shaw Diopter International Fund, LP	Structured credit	46,886,436	50,990,535	10,974,922	None	N/A	Sixth anniversary of the last day of the month of the Final Closing Date with two one-year extensions
Dawson Evergreen 1 LP	Portfolio finance	250,000,000	269,000,000	50,000,000	None	Redemptions are permitted with the consent of the General Partner, with 60 days’ minimum notice, and must be under 5% of the fund’s total NAV on a given redemption day.

Upon the occurrence of the withdrawal of the General Partner, unless the Advisory Board agrees to continue the Partnership and to appoint a new General Partner within 90 days of the withdrawal of the General Partner

Everberg Capital Partners II, LP	Structured capital/ mezzanine	13,802,884	14,657,562	6,131,232	None	N/A	Seventh anniversary of the final closing with two one-year extensions
EVP II LP	Growth capital	20,173,893	28,304,527	19,826,107	None	N/A	Until eight years from the final closing date with two consecutive one-year extensions
Felicitas Diner Offshore, LP	Preferred equity co-investment	2,827,895	3,451,984	211,680	None	N/A	Until the earlier of the dissolution of the master fund or an election by the general partner to terminate the fund

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Felicitas Secondary II Offshore, LP	Secondaries	$10,616,857	$14,704,689	$2,710,414	None	N/A	January 10, 2030 with one-year extensions available
Felicitas Tactical Opportunities Fund, LP	Secondaries	37,781,990	57,255,419	22,218,009	None	N/A	Until dissolved and liquidated in accordance with the Limited Partnership Agreement
Franklin BSP Capital Corporation	Middle market direct lending	1,684,852	1,614,662	—	Annually[1]	N/A	N/A
Gramercy PG Holdings II, LP	Litigation finance co-investment	15,750,000	15,995,739	9,250,000	None	Except as expressly provided in this Agreement, no Limited Partner shall have the right to withdraw from the Partnership or to withdraw any part of its Capital Account

Until the sixth anniversary of the initial closing date, unless extended by the General Partner for a period of one year, and any successive periods of one year each with the consent of a majority in interest

Gramercy PG Feeder LP (Common Interests)	Litigation finance co-investment	9,877,594	12,056,693	600,000	None	N/A	Until terminated, wound up and subsequently dissolved pursuant to the limited partnership agreement
Gramercy PG Feeder LP (Preferred Interests)	Litigation finance co-investment	5,450,422	5,720,969	—	None	N/A	Until terminated, wound up and subsequently dissolved pursuant to the limited partnership agreement
Guggenheim MM-C CLO	Structured credit	90,202,500	102,959,560	—	None	May be redeemed in whole, but not in part, after the redemption in full of the secured notes at the direction of a majority of the subordinated notes	July 2035

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Harvest Partners Structured Capital Fund III, LP	Structured capital/ mezzanine	$13,481,382	$15,434,366	$7,254,192	None	N/A	Ten years from the final closing date with one-year extensions
Hayfin Healthcare Opportunities Fund (US Parallel), LP	Royalties & healthcare credit	43,616,518	50,420,082	31,474,562	None	N/A	Fourth anniversary of the end of the investment period with two one-year extensions
Hercules Private Global Venture Growth Fund I, LP	Venture lending	144,718,723	151,199,537	55,744,891	None	N/A	July 1, 2027 with one-year extensions available
HPS KP Mezz 2019 Co-Invest, LP	Subordinated debt co-investment	43,644,312	58,882,642	6,250,000	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co-Investment Fund, LP	Subordinated debt co-investment	14,203,288	19,097,571	214,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms followings such subsequent term with the approval of the LP Advisory Committee

HPS Mint Co-Invest, LP	Preferred equity co-investment	6,473,263	9,165,871	182,595	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine level subordinated debt	$23,408,217	$28,586,033	$6,046,171	None	N/A	Until the tenth anniversary of the first closing date with two one-year extensions
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	28,021,925	31,726,739	26,349,667	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Specialty Loan Fund V-L, LP	Middle market direct lending	21,948,127	22,997,968	9,587,594	None	N/A	Fourth anniversary of the termination of the commitment period with one-year extensions available
ICG LP Secondaries Fund I (Feeder) SCSp	Secondaries	7,048,421	11,149,212	32,640,387	None	N/A	Until the master partnership is dissolved or terminated (master partnership term: until the tenth anniversary of the final admission date with two one-year extensions)
King Street Opportunistic Credit Evergreen Fund, LP	Middle market direct lending	88,698,630	97,624,488	11,301,370	Semi-annually[2]	Following the expiration of the period that is two years from the date of the intial closing of the partnership, subject to one year lock-up after the first capital contribution,	Until dissolved and liquidated in accordance with the Limited Partnership Agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
KWOL Co-Invest LP	Preferred equity co-investment	$2,500,000	$2,589,794	$—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Linden Structured Capital Fund-A LP	Structured capital/ mezzanine	18,960,115	25,407,190	2,300,579	None	N/A	October 25, 2029 with one-year extensions available
Madison Realty Cap Debit Fund, IV	Real estate credit	14,173,657	20,408,823	3,585,971	None	N/A	Until the sixth anniversary of the fund’s final closing with one one-year extension and an additional extension period of up to two years.
Magenta Co-Invest L.P.	Asset-based co-investment	7,574,933	7,534,361	2,425,067	None	N/A	Until the Certificate of Limited Partnership of the the partnership is cancelled.
Marilyn Co-Invest, LP	Common equity	23,863,577	31,903,062	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Milano Co-Invest, L.P.	Subordinated debt co-investment	3,985,441	4,104,290	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, LP	Preferred equity co-investment	11,406,208	13,570,033	225,533	None	N/A	Until distribution of investment proceeds
NB Capital Solutions Co-Invest Wolverine	Preferred equity co-investment	1,380,844	1,602,304	49,156	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
NB Credit Opportunities II Cayman Feeder, LP	Structured capital/ mezzanine	22,417,675	24,818,116	4,049,956	None	N/A	Until the termination of the master fund and as determined by the general partner

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NWEOF Feeder Fund II LP	Asset-based lending	$24,063,042	$28,749,218	$32,521,260	None	N/A

Until the GP determines that the Partnership may be materially impeded in the pursuit of its investment objectives or if the aggregate Capital Commitments to the Partnership have been drawn down, reserved or otherwise committed

OrbiMed RCO IV Offshore Feeder, LP	Royalties & healthcare credit	17,453,733	16,787,173	34,608,817	None	N/A	Until the date of the final liquidating distribution unless the partnership is sooner wound up and subsequently dissolved in accordance with the limited partnership agreement
Pathlight Capital Evergreen Fund, LP	Asset-based lending	34,101,227	32,381,658	18,143,122	None	N/A	Until dissolved and liquidated in accordance with the amended and restate limitated partnership agreement
Pathlight Capital Fund II, LP	Asset-based lending	32,641,440	33,251,872	7,436,753	None	N/A	Until last day of the fiscal quarter after the fifth anniversary of the final closing date with one-year extensions available
Pennybacker Real Estate Credit II Pacific, LLC	Real estate credit	2,467,491	3,142,384	—	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Pennybacker Real Estate Credit II, LP	Real estate credit	$18,291,675	$17,727,073	$4,612,155	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Raven Asset-Based Credit Fund II	Asset-based lending	14,183,150	16,304,046	10,412,766	None	N/A	January 2029 with two one-year extensions available available
Raven Evergreen Credit Fund II, LP	Asset-based lending	53,240,418	65,254,766	48,153,310	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Redwood Enhanced Income Corp.	Middle market direct lending	28,275,000	27,089,463	10,725,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
SC Life Science Credit Parallel Fund A, L.P.	Royalties & healthcare credit	91,724,698	89,422,365	17,825,130	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
Sculptor Real Estate Science Park Fund, LP	Real estate credit co-investment	6,386,754	6,521,930	740,284	None	N/A	Until the payment in full or disposal of the permitted investment unless sooner dissolved in accordance with the limited partnership agreement
Shamrock Capital Debt Opportunities Fund I, LP	Royalty-backed credit	6,128,808	6,133,850	15,049,662	None	N/A	Ten years from the final closing date with one-year extensions
Silver Point Specialty Credit Fund II, LP	Middle market direct lending	32,200,401	29,739,740	2,605,632	None	N/A	September 6, 2023 with one-year extensions available

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sixth Street Growth Partners II (B), LP	Structured capital/ mezzanine	$3,897,922	$4,177,813	$6,102,078	None	N/A	Until December 31 immediately following the four-year anniversary of the commitment period expiration date with two one-year extensions
Sky Fund V Offshore, LP	Aircraft leasing	40,764,318	49,001,765	12,060,287	None	N/A	Until the fourth anniversary of the expiration or termination of the investment period with up to two one-year extensions
Sky Fund VI Offshore, LP	Aircraft leasing	11,922,291	14,530,814	38,077,709	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Specialty Loan Institutional Fund 2016-L, L.P.	Middle market direct lending	2,627,267	4,300,650	4,239,369	None	N/A	Until the sixth anniversary of the fund’s final closing with two one-year extensions which may thereafter be extended further in order to effectuate an orderly liquidation of the partnership
Stellus Private Credit BDC Feeder, LP	Middle market direct lending	11,291,082	11,579,239	13,706,079	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Credit Offshore Fund II, LP	Middle market direct lending	7,115,041	4,596,602	2,765,110	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
Symbiotic Capital EB Fund, L.P.	Royalties & healthcare credit	3,977,217	4,345,957	1,516,717	None	N/A	Until dissolved in accordance to the limited partnership agreement

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Symbiotic Capital Life Science Credit Fund, L.P.	Royalties & healthcare credit	$7,954,322	$7,784,629	$12,045,678	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Thompson Rivers LLC	Investment vehicle	1,416,710	553,673	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Thorofare Asset Based Lending Fund V, LP	Real estate credit	30,401,096	31,217,675	—	None	N/A	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
Tinicum Fund, LP	Private equity secondary	8,252,628	11,658,195	7,168,144	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
Tinicum Tax Exempt, LP	Private equity secondary	4,404,905	5,927,833	2,518,378	None	N/A	Until terminated and dissolved by the general partner in its sole discretion
VCSF Co-Invest 1-A, L.P.	Preferred equity co-investment	16,462,337	19,751,531	27,420	None	N/A

Until the expiration of the term of Vista Capital Solutions Fund, LP (VCSF) which may be extended in accordance with the terms of the VCSF partnership agreement or until the dissolution of the partnership in accordance with the limited partnership agreement.

Vista Capital Solutions Fund A, LP	Growth-stage lending	10,767,415	11,607,875	14,350,029	None	N/A	Sixth anniversary of the final closing date with two one-year extensions

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	Rediscount lending	$77,560,933	$78,240,658	$2,641,432	None	N/A	Five years after initial closing date with two one-year extensions
VPC COV, L.P.	Loan origination vehicle	1,000,000	1,311,288	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
VPC Legal Finance Fund, LP	Litigation finance	118,593,600	134,322,312	—	None	18-month hard lock-up from acceptance of commitment and 12-month soft lock-up following termination of hard lock-up	Until partnership is terminated as provided in the agreement of limited partnership
Waccamaw River LLC	Investment vehicle	12,333,662	6,121,190	—	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
WhiteHawk Evergreen Fund, LP	Asset-based lending	50,000,000	52,631,865	—	Semi-annually	The period ending on the last business day immediately prior to the first anniversary of the date of the subscription agreement	Until dissolved pursuant to the limited partnership agreement
Total		$2,690,133,028	$3,000,698,917	$1,381,395,165

1          Up to 10% at each tender offer during any calendar year

2          All or any portion of participating account at each semi-annual withdrawal date

3          All or any portion of the capital account as of the last day of each calendar quarter

Cliffwater Enhanced Lending Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

12. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer on October 24, 2024 as follows:

Commencement Date	October 24, 2024
Repurchase Request	November 25, 2024
Repurchase Pricing date	November 25, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$11.02

Amount Repurchased
Class I	$76,349,929

Percentage of Outstanding Shares Repurchased
Class I	1.75%

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Enhanced Lending Fund
Other Information September 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2024 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Enhanced Lending Fund
Privacy Notice September 30, 2024 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

(b)     Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Investments.

(a)     See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)     Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)     The following provides biographical information about an additional Portfolio Manager, who is primarily responsible for the day-to-day portfolio management of the Fund.

Nicholas Lenicheck

Nicholas is a Managing Director at Cliffwater and focuses on sourcing and underwriting of the Fund’s co-investments. Prior to joining Cliffwater in 2024, Nicholas was a Senior Director at PSP Investments.

The portfolio manager is not primarily responsible for the day-to-day management of the portfolio of any other account.

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. Compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

Portfolio Management Team Ownership of Securities in the Fund as of September 30, 2024

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Nicholas Lenicheck	None

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)     Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)      Not applicable to semi-annual reports.

(a)(2)      Not applicable.

(a)(3)       A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)          Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Enhanced Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 9, 2024
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 9, 2024